SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Series G

Prospectus Supplement

July 22, 2016

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series G series of shares (the "Fund") of SMA Relationship Trust dated April 29, 2016, as follows:

Nicholas Irish no longer serves as a portfolio manager for the Fund.  The remaining portfolio manager of the Fund has assumed Mr. Irish's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Irish in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-827

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust
Series G

Supplement to the Statement of Additional Information

July 22, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") with respect to the Series G series of shares (the "Fund") of SMA Relationship Trust dated April 29, 2016, as follows:

Nicholas Irish no longer serves as a portfolio manager for the Fund.  The remaining portfolio manager of the Fund has assumed Mr. Irish's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Irish in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-826

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust

Supplement to the Statement of Additional Information

July 22, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of SMA Relationship Trust dated April 29, 2016, as follows:

The first paragraph under the heading "Bank line of credit" on page 81 of the SAI is deleted in its entirety and replaced by the following:

The Funds participate with other funds managed by UBS AM in a $50 million committed credit facility (the "Credit Facility") with JPMorgan Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement commitment fees are allocated amongst the participating funds as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-825